Inventories - Summary of Loss Due to Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventory Loss Due To Obsolescence [Abstract]
Beginning balance	$ (125.9)	$ (126.1)	$ (150.9)
Additions	(52.9)	(50.5)	(38.4)
Disposals	11.5	13.5	54.0
Reversals	33.9	37.5	8.6
Foreign exchange gain (loss)	0.7	(0.3)	0.6
Ending balance	$ (132.7)	$ (125.9)	$ (126.1)